Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 6 – Property and Equipment

Property and equipment consist of:

	September 30,	December 31,
	2021	2020
Furniture and fixtures	$21,724	$21,727
Office equipment	12,378	12,378
Manufacturing equipment	6,849,314	397,230
Medical equipment	776,396	776,392
Leasehold improvements	26,902	26,902
Total	7,686,714	1,234,629
Accumulated depreciation	(348,029)	(239,650)
Net	$7,338,685	$994,979

Depreciation expense related to property and equipment was $140,961 and $92,999 for the nine month periods ending September 30, 2021 and 2020, respectively.

NOTE 6 – Property and Equipment, Net

Property and Equipment, net, consist of:

	December 31, 2020	December 31, 2019

Furniture & Fixtures	$21,727	$19,018

Office Equipment	12,378	12,378

Manufacturing Equipment	397,230	355,016

Medical Equipment	776,392	783,782

Leasehold Improvements	26,902	21,603

Total	1,234,629	1,191,797

Accumulated depreciation	(239,650)	(116,555)

Net	$994,979	$1,075,242

Depreciation expense was $124,388 and $89,779 for the years ended December 31, 2020 and 2019, respectively.